Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Interest-bearing loans and borrowings
Schedule of interest bearing loans and borrowings

		Repayment	2021	2020	2019
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	291	286	146
Other short-term borrowings excluding overdrafts			3	84	8
Bank collateral			93	288	71
Lease liabilities			233	192	188
2.375% Callable bond	US dollars	2020	–	–	1,597
0.25% Callable bond	euros	2021	–	614	–
0.875% Non-callable bond	euros	2021	–	919	–
Floating rate notes	US dollars	2022	250	–	–
2.375% Callable bond	US dollars	2022	999	–	–
Other loans (including commercial paper)		Within one year	24	3	–
Total			1,893	2,386	2,010
Non-current liabilities
Lease liabilities			754	489	487
0.25% Callable bond	euros	2021	–	–	559
0.875% Non-callable bond	euros	2021	–	–	837
Floating rate notes	US dollars	2022	–	250	250
2.375% Callable bond	US dollars	2022	–	996	996
0.3% Callable bond	US dollars	2023	1,397	–	–
2023 Floating bank loan	US dollars	2023	1,998	–	–
Floating rate notes	US dollars	2023	400	400	400
3.5% Callable bond	US dollars	2023	848	847	846
7% Guaranteed debentures	US dollars	2023	320	339	335
0.75% Callable bond	euros	2024	1,014	1,102	1,003
0.7% Callable bond	US dollars	2024	1,598	–	–
2024 Floating bank loan	US dollars	2024	1,997	–	–
3.375% Callable bond	US dollars	2025	1,988	1,985	1,983
0.7% Callable bond	US dollars	2026	1,193	1,192	–
1.2% Callable bond	US dollars	2026	1,245	–	–
3.125% Callable bond	US dollars	2027	745	744	743
1.25% Callable bond	euros	2028	896	973	885
1.75% Callable bond	US dollars	2028	1,244	–	–
4% Callable bond	US dollars	2029	994	993	992
0.375% Callable bond	euros	2029	898	–	–
1.375% Callable bond	US dollars	2030	1,292	1,291	–
2.25% Callable bond	US dollars	2031	746	–	–
5.75% Non-callable bond	pounds sterling	2031	470	475	457
6.45% Callable bond	US dollars	2037	2,724	2,722	2,721
4% Callable bond	US dollars	2042	988	988	987
4.375% Callable bond	US dollars	2045	980	980	980
4.375% Callable bond	US dollars	2048	737	737	737
2.125% Callable bond	US dollars	2050	486	486	–
3% Callable bond	US dollars	2051	734	–	–
Other loans	US dollars		202	5	19
Total			28,888	17,994	16,217
Total interest-bearing loans and borrowings[1,2]			30,781	20,380	18,227

1	All loans and borrowings above are unsecured apart from $24m of current and $188m of non-current in 2021, both included within Other loans.
2	The $2bn USD 2023 floating rate loan and $2bn USD 2024 floating rate loan pay interest linked to 1 month LIBOR. The Group has the right to switch these loans to compounded daily USD Secured Overnight Funding Rate (SOFR) with five days notice. The loans will automatically switch to compounded SOFR on 30 June 2023 if the Group has not already switched before this date. All other floating rate debt is not impacted by LIBOR reference as it either uses non-LIBOR fixings or will mature before the relevant LIBOR rate is withdrawn.

Schedule of reconciliation of interest bearing loans and borrowings

	Total	Total	Total
	loans and	loans and	loans and
	borrowings	borrowings	borrowings
	2021	2020	2019
	$m	$m	$m
At 1 January	20,380	18,227	19,113
Adoption of new accounting standards – Lease liabilities	–	–	720
Changes from financing cash flows
Issue of loans and borrowings	12,929	2,968	500
Repayment of loans and borrowings	(4,759)	(1,609)	(1,500)
Movement in short-term borrowings	(276)	288	(516)
Repayment of obligations under leases	(240)	(207)	(186)
Total changes in cash flows arising on financing activities from borrowings	7,654	1,440	(1,702)
Movement in overdrafts	31	138	(13)
New lease liabilities	503	174	173
Additions through business combinations	2,523	–	–
Exchange	(378)	363	(62)
Other movements	68	38	(2)
At 31 December	30,781	20,380	18,227

Schedule of comparison of carrying values and fair values of interest-bearing loans and borrowings

	Instruments in a		Instruments		Instruments		Total
	fair value hedge		designated		designated in	Amortised	carrying	Fair
	relationship	[1]	at fair value	[2]	cash flow hedge	cost	value	value
	$m		$m		$m	$m	$m	$m
2019
Overdrafts	–		–		–	146	146	146
Lease liabilities due within one year	–		–		–	188	188	188
Lease liabilities due after more than one year	–		–		–	487	487	487
Loans due within one year	–		–		–	1,676	1,676	1,684
Loans due after more than one year	339		335		2,447	12,609	15,730	18,044
Total at 31 December 2019	339		335		2,447	15,106	18,227	20,549
2020
Overdrafts	–		–		–	286	286	286
Lease liabilities due within one year	–		–		–	192	192	192
Lease liabilities due after more than one year	–		–		–	489	489	489
Loans due within one year	371		–		614	923	1,908	1,922
Loans due after more than one year	–		339		2,075	15,091	17,505	20,936
Total at 31 December 2020	371		339		2,689	16,981	20,380	23,825
2021
Overdrafts	–		–		–	291	291	291
Lease liabilities due within one year	–		–		–	233	233	233
Lease liabilities due after more than one year	–		–		–	754	754	754
Loans due within one year	–		–		–	1,369	1,369	1,378
Loans due after more than one year	–		320		1,910	25,904	28,134	30,596
Total at 31 December 2021	–		320		1,910	28,551	30,781	33,252

1	Instruments designated as hedged items in a fair value hedge relationship relate to a designated euro 300m portion of our euro 750m 0.875% 2021 non-callable bond which matured on 24 November 2021. The accumulated amount of fair value hedge adjustments to the bond was a loss of $10m.
2	Instruments designated at fair value through profit or loss include the US dollar 7% guaranteed debentures repayable in 2023.

Schedule of interest rates used to discount future cash flows for fair value adjustments

			2021			2020			2019
Loans and borrowings	0.1%	to	0.6%	(0.5)%	to	0.1%	(0.5)%	to	1.6%